Schedule IV - Schedule of Reinsurance Level 4 - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2018
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Life Insurance in Force, Net [Abstract]
Direct Premiums, Life Insurance in Force	$ 266,190		$ 239,801	$ 249,728	$ 259,930
Ceded Premiums Earned	197,736		174,372	181,779	191,858
Assumed Premiums, Life Insurance in Force	515		173	378	487
Premiums, Net, Life Insurance in Force	$ 68,969		$ 65,602	$ 68,327	$ 68,559
Life Insurance in Force Premiums, Percentage Assumed to Net	1.00%		0.00%	1.00%	1.00%
Premiums Earned, Net [Abstract]
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Premium, Percentage Assumed to Net	11.00%	12.00%	16.00%	13.00%
Life and Annuity Insurance Product Line [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Life Insurance in Force, Net [Abstract]
Net Fee Income Earned Premium and Other Life	$ 423	$ 533	$ 776	$ 863
Premiums Earned, Net [Abstract]
Direct Premiums Earned	1,033	1,404	2,201	2,350
Ceded Premiums Earned	658	937	1,550	1,602
Assumed Premiums Earned	$ 48	$ 66	$ 125	$ 115
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Premium, Percentage Assumed to Net	11.00%	12.00%	16.00%	13.00%
Accident and Health Insurance Product Line [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Life Insurance in Force, Net [Abstract]
Net Fee Income Earned Premium and Other Life	$ 0	$ 0	$ 0	$ 0
Premiums Earned, Net [Abstract]
Direct Premiums Earned	26	35	20	25
Ceded Premiums Earned	26	35	20	25
Assumed Premiums Earned	$ 0	$ 0	$ 0	$ 0
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Premium, Percentage Assumed to Net	0.00%	0.00%	0.00%	0.00%
Life Annuity Accident and Health Insurance Product Line [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Life Insurance in Force, Net [Abstract]
Net Fee Income Earned Premium and Other Life	$ 423	$ 533	$ 776	$ 863
Premiums Earned, Net [Abstract]
Direct Premiums Earned	1,059	1,439	2,221	2,375
Ceded Premiums Earned	684	972	1,570	1,627
Assumed Premiums Earned	$ 48	$ 66	$ 125	$ 115